SUPPLEMENT DATED FEBRUARY 12, 2010 TO THE
PACIFIC LIFE FUNDS STATEMENT OF ADDITIONAL INFORMATION DATED JULY 1, 2009

This supplement revises the Pacific Life Funds Statement of Additional Information dated July 1, 2009, as supplemented (together the “SAI”) and must be preceded or accompanied by the SAI. Remember to review the SAI for other important information.

ORGANIZATION AND MANAGEMENT OF PACIFIC LIFE FUNDS

In the Management Information subsection, information on the Pacific Life Funds officers beginning on page 50 of the SAI is deleted and replaced with the following:

Interested Persons

Number of
	Position(s) with	Current Directorship(s) Held	Funds in
	Pacific Life Funds	and Principal Occupation(s) During Past 5 years	Fund Complex
Name and Age	and Length of Time Served[1]	(and certain additional occupation information)	Overseen[2]

James T. Morris Year of birth 1960	Chairman of the Board and Trustee since 1/11/07, (Chief Executive Officer 1/11/07 to 12/31/09, President 11/14/05 to 1/10/07 and Executive Vice President 6/05 to 11/05)	Director (4/07 to present), Chairman (5/08 to present), President and Chief Executive Officer (4/07 to present), Chief Operating Officer (1/06 to 4/07), Executive Vice President and Chief Insurance Officer (7/05 to 1/06) of Pacific Mutual Holding Company and Pacific LifeCorp; Director (4/07 to present), Chairman (5/08 to present), President and Chief Executive Officer (4/07 to present), Chief Operating Officer (1/06 to 4/07), Chief Insurance Officer (4/05 to 1/06), Executive Vice President (1/02 to 1/06), Senior Vice President (4/96 to 1/02), and Vice President (4/90 to 4/96) of Pacific Life; President and Chief Executive Officer (5/07 to present) of Pacific Life Fund Advisors LLC; Director (4/06 to present), Chairman (5/08 to present), President and Chief Executive Officer (4/07 to present), Chief Operating Officer (1/06 to 4/07), Chief Insurance Officer (4/05 to 1/06), Executive Vice President (1/02 to 1/06), and Senior Vice President (8/99 to 1/02) of Pacific Life & Annuity Company; and similar positions with other subsidiaries and affiliates of Pacific Life; and Chairman of the Board and Trustee (1/07 to present), Chief Executive Officer (1/07 to 12/09), President (11/05 to 1/07) and Executive Vice President (6/05 to 11/05) of Pacific Select Fund.	69

			Number of
	Position(s) with	Current Directorship(s) Held	Funds in
	Pacific Life Funds	and Principal Occupation(s) During Past 5 years	Fund Complex
Name and Age	and Length of Time Served[1]	(and certain additional occupation information)	Overseen[2]

Mary Ann Brown Year of birth 1951	Chief Executive Officer since 1/01/10, (President 1/11/07 to 12/31/09, Executive Vice President 6/20/06 to 1/10/07)	Senior Vice President (5/06 to present) of Pacific LifeCorp; Senior Vice President (3/05 to present) of Pacific Life; Trustee (9/05 to present), Pacific Life Employees Retirement Plan; Senior Vice President (5/07 to present) of Pacific Life Fund Advisors LLC; Senior Vice President (6/08 to present) of Pacific Life Re Holdings LLC; Director and Senior Vice President (6/08 to present) of Pacific Life Re Holdings Limited; Current and prior Board Member and Vice Chairman (8/01 to present) and Chairman (7/04 to 10/05) of National Association of Variable Annuities; Senior Vice President (7/03 to 11/03), Finance, New York Life Insurance Company; MetLife, Inc. (12/98 to 6/03), Senior Vice President and Head of Individual Business Product Management (12/98 to 7/02) responsibilities included: President of New England Products and Services; Chairman, Security First Group (later MetLife Investors); Chairman, Chief Executive Officer and President, New England Pension and Annuity Company; Board Member, New England Zenith Funds; Board Member, Reinsurance Group of America, Chairman and Chief Executive Officer of Exeter Reinsurance Company, Ltd.; Chairman and Chief Executive Officer of Missouri Reinsurance Company, Ltd; Chairman of Underwriting Policy and Rate Setting Committees; Senior Vice President and Chief Actuary (7/02 to 6/03), MetLife, Inc.; Director and Senior Vice President (12/05 to present) of Pacific Alliance Reinsurance Ltd; Director and Senior Vice President (10/07 to present) of Pacific Alliance Reinsurance Company of Vermont; and Chief Executive Officer (1/10 to present), President (1/07 to 12/09) and Executive Vice President (6/06 to 1/07) of Pacific Select Fund.	69
Mark W. Holmlund Year of birth 1961	President since 1/01/10	Executive Vice President (7/05 to present) and Chief Investment Officer (4/07 to present) of Pacific Mutual Holding Company and Pacific LifeCorp; Executive Vice President (1/01 to present) and Chief Investment Officer (4/07 to present) of Pacific Life; Director (6/07 to present), Executive Vice President (1/01 to present) and Chief Investment Officer (4/07 to present) of Pacific Life & Annuity Company; Executive Vice President and Chief Investment Officer (5/07 to present) of Pacific Life Fund Advisors, LLC; Chief Executive Officer (1/06 to present) of Pacific TriGuard Partners LLC; and President (1/10 to present) of Pacific Select Fund.	69

			Number of
	Position(s) with	Current Directorship(s) Held	Funds in
	Pacific Life Funds	and Principal Occupation(s) During Past 5 years	Fund Complex
Name and Age	and Length of Time Served[1]	(and certain additional occupation information)	Overseen[2]

Robin S. Yonis Year of birth 1954	Vice President and General Counsel since 6/13/01	Vice President, Fund Advisor General Counsel, and Assistant Secretary (5/07 to present) of Pacific Life Fund Advisors LLC; Vice President and Investment Counsel (4/04 to present), Assistant Vice President (11/93 to 4/04) and Investment Counsel of Pacific Life; Vice President and Investment Counsel (4/04 to 9/09), Assistant Vice President (8/99 to 4/04) and Investment Counsel of Pacific Life & Annuity Company; and Vice President and General Counsel (4/05 to present) of Pacific Select Fund.	69
Brian D. Klemens Year of birth 1956	Vice President and Treasurer since 6/13/01	Vice President and Controller (10/07 to present), and Vice President and Treasurer (6/99 to 10/07) of Pacific Mutual Holding Company and Pacific LifeCorp; Vice President & Controller (10/07 to present), Vice President and Treasurer (12/98 to 10/07) of Pacific Life; Vice President and Controller (10/07 to present) and Vice President and Treasurer (5/07 to 10/07) of Pacific Life Fund Advisors LLC; and similar positions with other subsidiaries and affiliates of Pacific Life; and Vice President and Treasurer (4/96 to present) of Pacific Select Fund.	69
Sharon E. Pacheco Year of birth 1957	Vice President and Chief Compliance Officer since 6/04/04	Vice President and Chief Compliance Officer (11/03 to present) of Pacific Mutual Holding Company and Pacific LifeCorp; Vice President (2/00 to present) and Chief Compliance Officer (1/03 to present), and Assistant Vice President (11/97 to 2/00) of Pacific Life; Vice President (4/00 to present) and Chief Compliance Officer (1/03 to present), and Assistant Vice President (8/99 to 4/00) of Pacific Life & Annuity Company; Vice President and Chief Compliance Officer (5/07 to present) of Pacific Life Fund Advisors LLC; and Vice President and Chief Compliance Officer (6/04 to present) of Pacific Select Fund.	69
Howard T. Hirakawa Year of birth 1962	Vice President since 6/20/06	Vice President (5/07 to present) of Pacific Life Fund Advisors LLC; Vice President (4/05 to present), Assistant Vice President (4/00 to 4/05) and Director (Annuities & Mutual Funds) (5/98 to 4/00) of Pacific Life; Vice President (4/05 to 9/09) of Pacific Life & Annuity Company; and Vice President (6/06 to present) of Pacific Select Fund.	69
Audrey L. Milfs Year of birth 1945	Vice President since 7/01/09 and Secretary since 6/13/01	Vice President and Secretary (8/97 to present) of Pacific Mutual Holding Company and Pacific LifeCorp; Director (8/97 to present), Vice President (4/91 to present), and Secretary (7/83 to present) of Pacific Life, Vice President and Secretary (5/07 to present) of Pacific Life Fund Advisors LLC; and similar positions with other subsidiaries of Pacific Life; and Vice President (7/09 to present) and Secretary (7/87 to present) of Pacific Select Fund.	69

			Number of
	Position(s) with	Current Directorship(s) Held	Funds in
	Pacific Life Funds	and Principal Occupation(s) During Past 5 years	Fund Complex
Name and Age	and Length of Time Served[1]	(and certain additional occupation information)	Overseen[2]

Eddie Tung Year of birth 1957	Vice President and Assistant Treasurer since 11/14/05	Assistant Vice President (4/03 to present) and Director (Variable Products Accounting) (4/00 to 4/03) of Pacific Life; Assistant Vice President (5/07 to present) of Pacific Life Fund Advisors LLC; and Assistant Vice President and Assistant Treasurer (11/05 to present) of Pacific Select Fund.	69
Laurene E. MacElwee Year of birth 1966	Vice President since 4/04/05 and Assistant Secretary since 6/13/01 (Assistant Vice President 6/01 to 4/05)	Assistant Vice President and Assistant Secretary (5/07 to present) of Pacific Life Fund Advisors LLC; Assistant Vice President (4/02 to present) and Director (Variable Products & Fund Compliance) (4/00 to 4/02) of Pacific Life; and Assistant Vice President and Assistant Secretary (4/05 to present) of Pacific Select Fund.	69
Carleton J. Muench Year of birth 1973	Vice President since 11/30/06	Assistant Vice President (5/07 to present) of Pacific Life Fund Advisors LLC; Assistant Vice President (10/06 to present) of Pacific Life; Director of Research (5/05 to 9/06), and Senior Investment Analyst (10/03 to 4/05) of Mason Investment Advisory Services, Inc.; Investment Analyst (2/01 to 9/02), Due Diligence Analyst (1/00 to 1/01) and Performance Analyst (10/98 to 12/99) of Manulife Financial; and Assistant Vice President (11/06 to present) of Pacific Select Fund.	69

[1]	A trustee serves until he or she resigns, retires, or his or her successor is elected and qualified.
[2]	As of July 1, 2009, the Fund Complex consisted of Pacific Select Fund (46 portfolios) and Pacific Life Funds (23 funds).

INFORMATION ABOUT THE FUND MANAGERS

In the Other Accounts Managed subsection, beginning on page 87 of the SAI, the information in the Asset Based Fees and Performance Based Fees tables regarding Jonathon A. Beinner, James B. Clark, Thomas J. Kenny, and Michael Swell in regards to the PL Short Duration Bond Fund is deleted.

Form No. PLFSAI210

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